Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease Liabilities [Abstract]
Amortization of right-of-use assets	$ 102	$ 74
Lease payments	$ 136	$ 95